Share-based payments (Tables)	12 Months Ended
Dec. 31, 2017
Statement [LineItems]
Non-Cash Share-based Compensation Expense

Non-cash share-based compensation expense	Free shares 2014 and before	Free shares 2015	Stock options 2015	BSA 2015	Stock options Calyxt 2015	Stock options 2016	BSA 2016	Stock options Calyxt 2016	Stock options 2017	BSA 2017	Stock options Calyxt 2017	RSU Calyxt 2017	Total
For the year ended
	$ in thousands
December 31, 2015	407	4,739	25,205	2,261	790	—	—	—	—	—	—	—	33,402
December 31, 2016	102	7,160	29,985	3,436	321	15,616	1,224	777	—	—	—	—	58,622
December 31, 2017	1	2,618	12,588	1,571	164	23,704	1,459	611	546	481	1,977	4,697	50,418

Summary of Vesting Details

The key terms and conditions related to these warrants are provided in the table below.

Date of grant	03/27/2015	03/27/2015	05/18/2015	09/08/2015	03/14/2016	10/28/2016	11/10/2017
Vesting period (years)	Graded	Graded	Graded	Graded	Graded	Graded	Graded
Plan expiration date	03/27/2025	03/27/2025	05/18/2025	09/08/2025	03/14/2026	10/28/2026	11/10/2027
Number of warrants granted	130,000	50,000	50,000	274,200	229,361	188,000	240,000
Share entitlement per warrant	1	1	1	1	1	1	1
Exercise price (in euros per share)	38.45	38.45	29.58	28.01	27.37	18.68	24.34
Valuation method used	Black- Scholes	Black- Scholes	Black- Scholes	Black- Scholes	Black- Scholes	Black- Scholes	Black- Scholes
Grant date share fair value (in euros per share)	32.15	28.17	28.17	28.59	22.48	16.42	24.95
Expected volatility	59.1%	59.1%	59.1%	60.5%	62.8%	63.1%	64.7%
Average life of warrant	6.00	5.83	6.00	6.00	6.00	6.00	6.00
Discount rate	0.42%	0.94%	0.94%	0.43%	0.04%	0.00%	0.12%
Expected dividends	0%	0%	0%	0%	0%	0%	0%
Performance conditions	n.a	n.a	n.a	n.a	n.a	n.a	n.a
Fair value per warrant (in euros per share)	13.95	11.10	13.51	14.24	10.51	7.88	13.20

BSPCE [Member]
Statement [LineItems]
Summary of Vesting Details

Date of grant (Board of Directors)	07/27/2010	07/27/2010	07/27/2010
Vesting period (years)	1	2	3
Plan expiration date	07/27/2020	07/27/2020	07/27/2020
Number of BSPCE granted	19,702	19,702	19,704
Share entitlement per BSPCE	1	1	1
Exercise price (in euros per share)	8.28	8.28	8.28
Valuation method used	Black-Scholes	Black-Scholes	Black-Scholes
Grant date share fair value (in euros per share)	8.28	8.28	8.28
Expected volatility	54%	54%	54%
Average life of BSPCE	5.5	6.0	6.5
Discount rate	3.14%	3.14%	3.14%
Expected dividends	0%	0%	0%
Performance conditions	NA	NA	NA
Fair value per BSPCE (in euros per share)	5.52	5.52	5.52

Free Shares [member]
Statement [LineItems]
Summary of Vesting Details
Date of grant (Board of Directors)	09/18/2012	03/19/2013	03/19/2014	01/08/2015	05/18/2015	05/18/2015
Vesting period (years)	2	2	2	2	2	4
Number of Free shares granted	102,099	102,000	100,000	50,000	426,300	24,100
Share entitlement per Free share	1	1	1	1	1	1
Grant date share fair value (in euros per share)	5.37	6.86	6.16	19.10	28.17	28.17
Expected dividends	0%	0%	0%	0%	0%	0%
Performance conditions	n.a	n.a	n.a	n.a	n.a	n.a

Stock Options [Member]
Statement [LineItems]
Summary of Vesting Details

The stock options are subject to a two-year vesting period for French employees and four years for foreign citizens.

Date of grant	03/24/2015	09/08/2015	03/14/2016	10/28/2016	10/11/2017
Vesting period	Graded	Graded	Graded	Graded	Graded
Plan expiration date	03/24/2025	08/09/2025	03/14/2026	10/28/2026	11/10/2027
Number of options granted	1,892,300	1,982,300	2,060,602	2,773,028	1,220,000
Share entitlement per options	1	1	1	1	1
Exercise price (in euros per share)	38.45	27.55	22.44	17.90	22.57
Valuation method used	Black-Scholes	Black-Scholes	Black-Scholes	Black-Scholes	Black-Scholes
Grant date share fair value (in euros per share)	40.00	28.59	22.48	16.42	24.01
Expected volatility	59.8%	59.9%	62.8%	63.2%	65.6%
Average life of options	6.11	6.11	6.11	6.12	6.12
Discount rate	0.16%	0.42%	0.03%	0.00%	0.03%
Expected dividends	0%	0%	0%	0%	0%
Performance conditions	n.a	n.a	n.a	n.a	n.a
Fair value per options (in euros per share)	22.02	15.86	12.65	8.96	14.30

Stock Options [Member] | Cellectis Bioresearch Inc. [Member]
Statement [LineItems]
Summary of Vesting Details

The key terms and conditions related to these options are provided in the table below.

Date of grant	Employees 12/03/2014 (a)	Managers 12/03/2014 (b)	09/08/2015 (c)	04/07/2016 (d)	06/14/2017 (e)
Vesting period	Graded	Graded	Graded	Graded	Graded
Plan expiration date	12/03/2024	12/03/2024	09/08/2025	04/07/2026	06/14/2027
Number of options granted	71,050	159,250	113,925	1,678,250	2,119,698
Share entitlement per options	1	1	1	1	1
Exercise price (in $ per share)	3.71	3.71	21.83	3.59	13.29
Valuation method used	Black- Scholes	Black- Scholes	Black- Scholes	Black- Scholes	Black- Scholes
Grant date share fair value (in $ per share)	3.71	3.71	21.83	3.59	13.29
Expected volatility	48.0%	48.0%	54.3%	30.0%	25.0%
Average life of options	6.16	6.04	5.53	5.74	6.57
Discount rate	1.74%	1.74%	1.65%	1.41%	1.96%
Expected dividends	0%	0%	0%	0%	0%
Performance conditions	Trigger event *	Trigger event *	Trigger event *	Trigger event *	n.a
Fair value per options (in $ per share)	1.78	1.76	10.93	1.11	4.00

*	The plans pursuant to which Calyxt stock options are issued require the occurrence of an IPO or a “triggering event” as a condition for the exercise of vested stock options and, in some circumstances, as a condition to vesting. If the condition is expected to occur during the service period, then it is a non-market performance condition. A triggering event is designed as any transaction that would result in Cellectis losing control of Calyxt Inc. As such, the options to which the IPO or triggering event condition apply were measured at the grant date, but the expense was not recorded until the IPO occurred in 2017.

(a)	the options granted on December 3, 2014, shall vest as follows for employees:

•	25% of the total number of shares on April 10, 2015;

•	6.25% of the total number of shares on the last day of each calendar quarter beginning from third quarter of 2015 (or 12.5% of the total number of shares on the last day of each calendar quarter beginning after a triggering event or initial public offering);

•	25% at the date of a triggering event or initial public offering;

•	100% in the event of termination without cause of resignation for good reason in the case of a change of control.

(b)	the options granted on December 3, 2014, shall vest as follows for managers and consultants:

•	20% of the total number of shares on January 3, 2015;

•	20% of the total number of shares on April 10, 2015;

•	5% of the total number of shares on the last day of each calendar quarter beginning from third quarter of 2015 (or 10% of the total number of shares on the last day of each calendar quarter beginning after a triggering event or initial public offering);

•	25% at the date of a triggering event or initial public offering;

•	100% in the event of termination without cause of resignation for good reason in the case of a change of control.

(c)	the options granted on September 8, 2015, shall vest as follows:

•	20% of the total Number of Shares on September 8, 2015;

•	20% of the total Number of Shares on September 8, 2016; and

•	5% of the Total Number of Shares on the last day of each calendar quarter beginning from the fourth quarter of 2016;

•	25% at the date of a triggering event or initial public offering.

The vested portion of such options shall only become exercisable in the event that a triggering event or initial public offering occurs prior to the expiration date, in which case, an additional 25% of the total number of shares shall immediately vest. The total of vested options cannot exceed 100% of the number of options initially granted. A triggering event is designed as any transaction that would result in Cellectis losing control of Calyxt Inc.

(d)	the options granted on April 7, 2016 shall vest as follows:

•	C-Level; “VP” and Consultants

•	20% of the total Number of Shares on April 7, 2016;

•	10% of the total Number of Shares on April 7, 2017;

•	5% of the total Number of Shares on the last day of each calendar quarter beginning from the second quarter 2017;

•	25% of additional vesting in case of triggering event or initial public offering; and

•	100% in the event of termination without cause or resignation for good reason in the case of a change of control.

•	Heads of department and Analysts

•	20% of the total Number of Shares on April 7, 2017;

•	10% of the total Number of Shares on April 7, 2018;

•	5% of the total Number of Shares on the last day of each calendar quarter beginning from the second quarter 2018.

(e)	the Calyxt options granted on June 14, 2017, shall vest as follows:

•	C-Level, Directors and Consultants

•	15% of the total Number of Shares on June 14, 2018;

•	15% of the total Number of Shares on June 14, 2019;

•	5% vest each quarter after the second anniversary of the grant.

•	CFO and CCO

•	20% of the total Number of Shares on June 14, 2017;

•	10% of the total Number of Shares on June 14, 2018;

•	5% vest each quarter after the first anniversary of the grant.

•	Employees

•	15% of the total Number of Shares on June 14, 2018;

•	10% of the total Number of Shares on June 14, 2019;

•	5% vest each quarter after the second anniversary of the grant.

RSU Calyxt 2017 [Member]
Statement [LineItems]
Summary of Vesting Details

The key terms and conditions related to these options are provided in the table below.

Date of grant	06/14/2017 (a)
Vesting period	Graded
Number of RSU granted	1,452,333
Share entitlement per RSU	1
Grant date share fair value (in $ per share)	13.29
Expected dividends	0%
Performance conditions	n.a

(a)	the Calyxt RSU granted on June 14, 2017 shall vest as follows:

•	C-Level, Directors and Consultants

•	15% of the total Number of Shares on June 14, 2018;

•	15% of the total Number of Shares on June 14, 2019;

•	5% vest each quarter after the second anniversary of the grant.

•	CFO and CCO

•	20% of the total Number of Shares on June 14, 2017;

•	10% of the total Number of Shares on June 14, 2018;

•	5% vest each quarter after the first anniversary of the grant.

•	Employees

•	15% of the total Number of Shares on June 14, 2018;

•	10% of the total Number of Shares on June 14, 2019;

•	5% vest each quarter after the second anniversary of the grant.